Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other receivables [abstract]
Trade And Other Receivables
	As of March 31,
	2026		2025
Current
Trade and other receivables, gross	Rs.	103,066	Rs.	91,898
Less: Allowance for credit losses		(1,847)		(1,478)
Trade and other receivables, net	Rs.	101,219	Rs.	90,420

Allowance For Credit Losses
The details of changes in allowance for credit losses during the years ended March 31, 2026 and 2025, are as follows:

	For the Year Ended March 31,
	2026		2025
Balance at the beginning of the year	Rs.	1,478	Rs.	1,451
Provision made during the year, net of reversals		346		159
Trade and other receivables written off & exchange differences		23		(132)
Balance at the end of the year	Rs.	1,847	Rs.	1,478